FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS
NOTE 12  - FAIR VALUE MEASUREMENTS:

Financial instruments measured at fair value on a recurring basis

The Company’s assets and liabilities that are measured at fair value as of December 31, 2024, and December 31, 2023, are classified in the tables below in one of the three categories described in “Note 2 – Fair value measurement” above:

	December 31, 2024
	Level 3	Total
Financial Liabilities
Private Warrants to ordinary shares	$2	$2
Promissory Notes	$3,965	$3,965

	December 31, 2023
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$200	$200

The following is a roll forward of the fair value of liabilities classified under Level 3:

	2024
	Promissory Notes	Warrants to preferred shares		Private Warrants to ordinary shares
Fair value at the beginning of the year	$-		$200	$-
Issuance	4,622			1,130
Change in fair value	(407)		134	(1,128)
Repayments	(250)		-	-
Conversion to equity	-		(334)	-
Fair value at the end of the year	$3,965	$	-,-	$2

2023
Warrants to preferred shares
Fair value at the beginning of the year	$3
Issuance	111
Change in fair value	86
Fair value at the end of the year	$200

ELOC Agreement

As the ELOC is in substance a purchased call option over the Company’s own shares at a price described in Note 3(d), the fair value of this agreement was generally approximately zero until the Company sold shares under the ELOC Agreement. Once the Company sold shares under the agreement, the difference between cash raised (net of transaction costs) and the closing price of the Company’s ordinary shares as of the date of their issuance was recognized as financing income or expenses. As of December 31, 2024 the ELOC’s fair value is zero.

Fair value gain and losses arising from the ELOC Agreement are measured with reference to the spot price of the Company’s shares sold, less consideration receivable from the ELOC Investor.

Warrant to purchase preferred shares

The fair value of Silexion’s warrant to purchase preferred shares as of December 31, 2023 was estimated using a hybrid model in order to reflect two scenarios: (1) an IPO event (including de-SPAC transaction) involving Silexion and (2) other liquidation events involving Silexion.

The IPO scenario (including de-SPAC transaction) involving Silexion was based on management’s estimation regarding the expected value of the Company’s entire equity at the IPO event (including de-SPAC transaction). Valuation under this scenario was assessed using the probability-weighted expected return method (PWERM).

The valuation under the ‘other liquidation events’ scenario was assessed using an option pricing model (OPM) by implementing a Monte Carlo simulation, which treats the financial instruments in Silexion’s equity as contingent claims whose future payoff depends on Silexion’s future equity value. Silexion’s entire equity value in 2023 was calculated based, among others, on the financing round closest to the valuation date.

All warrants to purchase Silexion preferred shares were automatically exercised on a cashless basis immediately prior to the Closing; see Note 1(d).

Promissory Notes

In measuring the fair value of the Company’s Promissory Notes in 2024, a discount rate of 11.63%-13.85% was used, based on a B- rated US dollar zero-coupon discount curve, plus a credit spread of 6.67%. The expected timing of conversion or repayment of the notes was determined using the Company’s forecasts.

Warrants over ordinary shares

A Black-Scholes-Merton model with Level 3 inputs was used to calculate the Company’s warrants’ fair value. Inherent in a Black-Scholes-Merton model are assumptions related to expected life (term), expected stock price, volatility, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of selected peer companies’ Class A ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates will remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurement inputs of the warrants:

	December 31,	August 15,
	2024	2024
Volatility	77.69%	80.23%
Dividend yield	0%	0%

Financial instruments not measured at fair value

The carrying amounts of cash and cash equivalents, restricted cash, receivables, trade payables and other liabilities approximate their fair value due to the short-term maturity of such instruments.